UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22620

T. Rowe Price Multi-Sector Account Portfolios, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 29

Date of reporting period: August 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

SemiAnnual REPORT
August 31, 2023
Investment-Grade Corporate
Multi-Sector Account Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
Market Commentary

Dear Investor
Most major global stock and bond indexes produced positive
returns during the first half of your fund’s fiscal year, the six-
month period ended August 31, 2023. Despite turmoil in the
banking sector and a protracted debt ceiling standoff, markets in the U.S. were resilient as economic growth remained
positive and corporate earnings results came in stronger than expected.
Technology companies benefited from investor enthusiasm
for artificial intelligence developments and helped drive the momentum in the equity market. Growth stocks outperformed
value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements
were mixed over the period, although a weaker dollar versus
major European currencies was beneficial for U.S. investors in
European securities.
Within the S&P 500 Index, the communication services,
information technology, and consumer discretionary sectors
were all lifted by the rally in tech-related companies and
recorded significant gains. The financials sector partly
recovered from the failure of three large regional banks during the period but still finished in negative territory.
In terms of economic news, inflation remained a primary
concern for both investors and policymakers. Price increases moderated during the period but remained well above the
Federal Reserve’s 2% target. In response, the Fed continued
to raise its short-term lending benchmark rate, lifting it to a target range of 5.25% to 5.50% by period-end, the highest level since March 2001.
In the fixed income market, U.S. Treasury yields increased as the Fed tightened monetary policy and investors priced in the possibility that the central bank may have to keep rates higher for longer than previously anticipated. In addition, Treasuries were pressured by Fitch Ratings’ decision to downgrade the
credit rating of U.S. government debt from the highest level,
AAA, to AA+ along with expectations for higher levels of
borrowing by the Treasury Department. The yield on the
benchmark 10-year note climbed to 4.36% in mid-August, its
highest intraday level since late 2007, before falling back to
4.09% by month-end.
Despite rising yields, returns were positive across most
fixed income sectors as investors benefited from the higher
coupons that have become available over the past year as well as increasing hopes that the economy might be able to avoid
a recession. Tax-exempt municipal bonds were supported
by limited issuance in the sector as well as generally strong balance sheets at the state and local level.
Global economies and markets have shown surprising
resilience in 2023, but considerable uncertainty remains as
the impact of the Fed’s rate hikes has yet to be fully felt in the economy. We believe this environment makes skilled
active management a critical tool for identifying risks and
opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the
commentary on your fund’s performance and positioning that
we previously included in the semiannual shareholder letters.
The Securities and Exchange Commission (SEC) adopted new
rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report.
This change will require a much more concise summary of
performance rather than the level of detail we have provided historically while also aiming to be more visually engaging.
As we prepare to make changes to the annual reports to meet
the new report regulatory requirements by mid-2024, we
felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced,
you may continue to access current fund information as well
as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
Portfolio Summary

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd.
and its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors
Service, Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”). All rights reserved.
Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s.
MOODY’S INFORMATION MAY NOT BE COPIED OR
OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED,
REDISTRIBUTED OR RESOLD, OR STORED FOR
SUBSEQUENT USE FOR ANY SUCH PURPOSE, IN
WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON
WITHOUT MOODY’S PRIOR WRITTEN CONSENT.
Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and
its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the
relevant party. Such party, its affiliates and suppliers (“Content
Providers”) do not guarantee the accuracy, adequacy,
completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or
otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content
Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any
observation concerning an investment that is part of the
Content is not a recommendation to buy, sell or hold such
investment or security, does not address the appropriateness of an investment or security and should not be relied on as
investment advice. Credit ratings are statements of opinions and are not statements of fact.
CREDIT QUALITY DIVERSIFICATION
Based on net assets as of 8/31/23.
Sources: Credit ratings for the securities held in the fund are provided by Moody’s, Standard & Poor’s, and Fitch and are
converted to the Standard & Poor’s nomenclature. A rating of
AAA represents the highest-rated securities, and a rating of D represents the lowest-rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price uses the rating of the underlying investment vehicle to determine the creditworthiness of credit default swaps. The fund is not rated by any agency. Securities that have not been rated by any rating agency totaled 0.03% of the portfolio at the end of the reporting period.
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and (2)
ongoing costs, including management fees, distribution and service
(12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns.
You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INVESTMENT-GRADE CORPORATE MULTI-SECTOR
ACCOUNT PORTFOLIO
Beginning
Account
Value
3/1/23
Ending
Account
Value
8/31/23
Expenses
Paid During
Period*
3/1/23 to
8/31/23
Actual $1,000.00 $1,019.10 $0.05
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,025.09   0.05
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.01%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period.
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 8.43 $ 9.81 $ 10.70 $ 10.97 $ 9.87 $ 9.99
Investment activities
Net investment income
(1)(2)
0.20 0.33 0.29 0.33 0.39 0.39
Net realized and unrealized gain/
loss (0.04) (1.38) (0.59) 0.10 1.20 (0.12)
Total from investment activities 0.16 (1.05) (0.30) 0.43 1.59 0.27
Distributions
Net investment income (0.20) (0.33) (0.30) (0.34) (0.39) (0.39)
Net realized gain – – (0.29) (0.36) (0.10) –
(3)
Total distributions (0.20) (0.33) (0.59) (0.70) (0.49) (0.39)
NET ASSET VALUE
End of period $ 8.39 $ 8.43 $ 9.81 $ 10.70 $ 10.97 $ 9.87
Ratios/Supplemental Data
Total return
(2)(4)
1.91% (10.69)% (3.10)% 3.96% 16.43% 2.82%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.01%
(5)
0.02% 0.01% 0.01% 0.01% 0.01%
Net expenses after waivers/
payments by Price Associates 0.01%
(5)
0.01% 0.01% 0.01% 0.01% 0.01%
Net investment income 4.71%
(5)
3.73% 2.72% 3.07% 3.69% 3.96%
Portfolio turnover rate 40.1% 68.3% 73.5% 141.1% 118.6% 107.0%
Net assets, end of period (in
thousands) $ 54,866 $ 55,005 $ 132,451 $ 175,846 $ 173,472 $ 84,096
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
August 31, 2023 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 93.2%
FINANCIAL INSTITUTIONS 42.1%
Banking 27.2%
Ally Financial, 2.20%, 11/2/28  280 226
Australia & New Zealand Banking Group,
6.742%, 12/8/32  (1) 345 356
Banco Santander, 6.921%, 8/8/33  200 200
Bank of America, VR, 2.572%, 10/20/32  (2) 160 128
Bank of America, VR, 3.194%, 7/23/30  (2) 315 275
Bank of America, VR, 5.288%, 4/25/34  (2) 295 288
Bank of America, Series TT, VR, 6.125%  (2)
(3) 155 150
Barclays, VR, 2.852%, 5/7/26  (2) 470 445
Barclays, VR, 6.224%, 5/9/34  (2) 200 197
CaixaBank, VR, 6.208%, 1/18/29  (1)(2) 420 417
Capital One Financial, VR, 2.359%,
7/29/32  (2) 194 138
Capital One Financial, VR, 3.273%,
3/1/30  (2) 165 141
Capital One Financial, VR, 5.468%,
2/1/29  (2) 222 214
Capital One Financial, VR, 6.377%,
6/8/34  (2) 70 69
Citigroup, VR, 3.98%, 3/20/30  (2) 1,250 1,149
Citigroup, VR, 4.412%, 3/31/31  (2) 145 135
Citigroup, VR, 6.174%, 5/25/34  (2) 135 135
Credit Suisse, 1.25%, 8/7/26  250 219
Danske Bank, VR, 4.298%, 4/1/28  (1)(2) 720 677
Discover Bank, VR, 5.974%, 8/9/28  (2) 250 236
Fifth Third Bancorp, 2.375%, 1/28/25  35 33
Fifth Third Bancorp, 2.55%, 5/5/27  15 14
Fifth Third Bancorp, 3.95%, 3/14/28  126 116
Fifth Third Bancorp, VR, 6.339%,
7/27/29  (2) 65 66
Goldman Sachs Group, VR, 1.992%,
1/27/32  (2) 95 74
Goldman Sachs Group, VR, 2.383%,
7/21/32  (2) 240 190
Goldman Sachs Group, VR, 3.102%,
2/24/33  (2) 165 137
Goldman Sachs Group, VR, 4.223%,
5/1/29  (2) 1,180 1,110
HSBC Holdings, VR, 6.254%, 3/9/34  (2) 245 248
Intesa Sanpaolo, 6.625%, 6/20/33  (1) 200 198
JPMorgan Chase, VR, 2.522%, 4/22/31  (2) 15 13
JPMorgan Chase, VR, 2.956%, 5/13/31  (2) 185 158
JPMorgan Chase, VR, 4.203%, 7/23/29  (2) 285 269
JPMorgan Chase, VR, 4.912%, 7/25/33  (2) 120 115
JPMorgan Chase, VR, 5.35%, 6/1/34  (2) 270 267
KBC Group, VR, 5.796%, 1/19/29  (1)(2) 560 553
Morgan Stanley, VR, 1.794%, 2/13/32  (2) 565 435
Morgan Stanley, VR, 4.431%, 1/23/30  (2) 930 882
Morgan Stanley, VR, 5.948%, 1/19/38  (2) 95 92
Morgan Stanley, VR, 6.342%, 10/18/33  (2) 210 220
Nordea Bank, 5.375%, 9/22/27  (1) 200 198
PNC Financial Services Group, VR, 5.582%,
6/12/29  (2) 425 421
Par/Shares $ Value
(Amounts in 000s)
PNC Financial Services Group, Series T,
VR, 3.40%  (2)(3) 30 23
Santander Holdings USA, VR, 2.49%,
1/6/28  (2) 284 249
Santander UK Group Holdings, VR, 1.532%,
8/21/26  (2) 1,135 1,030
Toronto-Dominion Bank, 5.523%, 7/17/28  445 446
UBS Group, 3.75%, 3/26/25  250 241
UBS Group, VR, 5.959%, 1/12/34  (1)(2) 480 482
Wells Fargo, VR, 3.068%, 4/30/41  (2) 680 485
Wells Fargo, VR, 5.389%, 4/24/34  (2) 245 238
Wells Fargo, Series BB, VR, 3.90%  (2)(3) 165 146
14,944
Brokerage Asset Managers
Exchanges 2.4%
Charles Schwab, VR, 6.136%, 8/24/34  (2) 115 117
Intercontinental Exchange, 2.65%, 9/15/40  245 170
Intercontinental Exchange, 3.00%, 6/15/50  240 160
LSEGA Financing, 2.00%, 4/6/28  (1) 385 331
LSEGA Financing, 2.50%, 4/6/31  (1) 635 525
1,303
Finance Companies 0.7%
AerCap Ireland Capital, 3.30%, 1/30/32  180 146
AerCap Ireland Capital, 6.50%, 7/15/25  210 211
357
Insurance 8.2%
Assurant, 6.10%, 2/27/26  90 89
Centene, 2.50%, 3/1/31  290 232
Centene, 3.00%, 10/15/30  115 96
Centene, 3.375%, 2/15/30  110 94
Centene, 4.625%, 12/15/29  150 138
CNO Financial Group, 5.25%, 5/30/29  315 299
Corebridge Financial, 3.85%, 4/5/29  315 287
Equitable Financial Life Global Funding,
1.80%, 3/8/28  (1) 720 611
Equitable Holdings, 5.594%, 1/11/33  195 191
Health Care Service A Mutual Legal
Reserve, 3.20%, 6/1/50  (1) 405 274
Humana, 2.15%, 2/3/32  535 420
Humana, 5.50%, 3/15/53  85 82
Jackson Financial, 5.17%, 6/8/27  275 270
Jackson National Life Global Funding,
5.50%, 1/9/26  (1) 250 245
MetLife, 6.50%, 12/15/32  125 135
UnitedHealth Group, 2.90%, 5/15/50  510 338
UnitedHealth Group, 5.05%, 4/15/53  285 271
UnitedHealth Group, 5.35%, 2/15/33  265 271
UnitedHealth Group, 5.875%, 2/15/53  140 150
4,493
Real Estate Investment Trusts 3.6%
Alexandria Real Estate Equities, 4.75%,
4/15/35  250 230
Brixmor Operating Partnership, 3.90%,
3/15/27  45 42
Brixmor Operating Partnership, 4.05%,
7/1/30  204 184
Healthcare Realty Holdings, 2.40%, 3/15/30  300 237
Healthcare Realty Holdings, 3.625%,
1/15/28  200 180
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
Invitation Homes Operating Partnership,
5.45%, 8/15/30  215 210
Kilroy Realty, 3.05%, 2/15/30  350 279
Kilroy Realty, 4.25%, 8/15/29  330 285
Prologis, 5.125%, 1/15/34  350 341
1,988
Total Financial Institutions 23,085
INDUSTRIAL 40.8%
Basic Industry 2.2%
ArcelorMittal, 6.55%, 11/29/27  290 297
Celanese U.S. Holdings, 6.05%, 3/15/25  30 30
Celanese U.S. Holdings, 6.165%, 7/15/27  215 215
Celanese U.S. Holdings, 6.70%, 11/15/33  95 95
Dow Chemical, 6.90%, 5/15/53  140 156
South32 Treasury, 4.35%, 4/14/32  (1) 335 289
Westlake, 3.125%, 8/15/51  225 137
1,219
Capital Goods 2.4%
Boeing, 5.15%, 5/1/30  145 143
Boeing, 5.805%, 5/1/50  145 141
Carrier Global, 2.722%, 2/15/30  550 471
Eaton, 4.15%, 3/15/33  155 146
Regal Rexnord, 6.05%, 2/15/26  (1) 155 154
Stanley Black & Decker, 6.00%, 3/6/28  280 287
1,342
Communications 9.7%
American Tower Trust #1, 5.49%,
3/15/28  (1) 185 184
AT&T, 3.50%, 6/1/41  20 15
AT&T, 3.50%, 9/15/53  985 646
AT&T, 3.65%, 9/15/59  205 133
Comcast, 2.887%, 11/1/51  255 163
Crown Castle, 2.25%, 1/15/31  610 489
Crown Castle, 2.50%, 7/15/31  210 169
Meta Platforms, 4.45%, 8/15/52  700 594
Rogers Communications, 3.80%, 3/15/32  285 244
Rogers Communications, 4.35%, 5/1/49  10 8
Rogers Communications, 4.55%, 3/15/52  417 322
SBA Tower Trust, 1.631%, 11/15/26  (1) 475 410
SBA Tower Trust, 2.328%, 1/15/28  (1) 370 316
Sprint Capital, 8.75%, 3/15/32  110 131
T-Mobile USA, 5.75%, 1/15/54  645 636
Take-Two Interactive Software, 4.95%,
3/28/28  300 295
Warnermedia Holdings, 3.755%, 3/15/27  413 387
Warnermedia Holdings, 6.412%, 3/15/26  200 200
5,342
Consumer Cyclical 4.1%
Advance Auto Parts, 5.95%, 3/9/28  165 163
CBRE Services, 5.95%, 8/15/34  145 143
GLP Capital, 5.375%, 4/15/26  185 181
Hyundai Capital America, 2.375%,
10/15/27  (1) 240 210
Hyundai Capital America, 5.50%,
3/30/26  (1) 140 139
Lowe's, 4.25%, 4/1/52  265 209
Marriott International, 4.90%, 4/15/29  35 34
McDonald's, 4.20%, 4/1/50  150 124
Par/Shares $ Value
(Amounts in 000s)
Nissan Motor, 3.522%, 9/17/25  (1) 555 526
Ross Stores, 1.875%, 4/15/31  250 196
Ross Stores, 4.80%, 4/15/30  297 277
Starbucks, 3.35%, 3/12/50  35 25
2,227
Consumer Non-Cyclical 14.2%
AbbVie, 4.05%, 11/21/39  360 309
AbbVie, 4.50%, 5/14/35  365 343
AbbVie, 4.70%, 5/14/45  345 309
Amgen, 5.60%, 3/2/43  25 25
Anheuser-Busch InBev Worldwide, 5.55%,
1/23/49  160 163
BAT Capital, 6.343%, 8/2/30  235 236
Becton Dickinson & Company, 4.298%,
8/22/32  70 65
Becton Dickinson & Company, 4.669%,
6/6/47  182 161
CVS Health, 5.05%, 3/25/48  590 519
CVS Health, 5.625%, 2/21/53  300 284
HCA, 3.375%, 3/15/29  45 40
HCA, 4.375%, 3/15/42  90 71
HCA, 5.375%, 9/1/26  325 323
Imperial Brands Finance, 6.125%,
7/27/27  (1) 200 201
IQVIA, 5.70%, 5/15/28  (1) 415 414
Kenvue, 5.10%, 3/22/43  (1) 55 54
Mars, 4.75%, 4/20/33  (1) 435 427
Mattel, 5.875%, 12/15/27  (1) 205 200
Merck, 4.90%, 5/17/44  245 237
Pfizer Investment Enterprises, 5.30%,
5/19/53  365 364
Pfizer Investment Enterprises, 5.34%,
5/19/63  140 138
Philip Morris International, 5.375%, 2/15/33  260 256
Philip Morris International, 5.75%, 11/17/32  345 350
Revvity, 1.90%, 9/15/28  820 696
Revvity, 2.25%, 9/15/31  305 241
STERIS Irish FinCo UnLtd, 2.70%, 3/15/31  695 573
Sysco, 4.45%, 3/15/48  15 12
Utah Acquisition Sub, 3.95%, 6/15/26  340 321
Utah Acquisition Sub, 5.25%, 6/15/46  205 162
Viterra Finance, 4.90%, 4/21/27  (1) 300 290
7,784
Energy 5.4%
Cheniere Energy Partners, 5.95%,
6/30/33  (1) 125 125
Columbia Pipelines Holding, 6.042%,
8/15/28  (1) 55 55
DCP Midstream Operating, 5.625%,
7/15/27  65 65
Enterprise Products Operating, 3.70%,
1/31/51  250 183
Enterprise Products Operating, 4.20%,
1/31/50  160 128
Hess, 7.125%, 3/15/33  70 76
Occidental Petroleum, 6.60%, 3/15/46  130 133
Occidental Petroleum, 7.50%, 5/1/31  120 130
Occidental Petroleum, 8.875%, 7/15/30  120 137
ONEOK, 5.55%, 11/1/26  65 65
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
ONEOK, 5.80%, 11/1/30  245 245
ONEOK, 6.10%, 11/15/32  110 112
Pioneer Natural Resources, 5.10%, 3/29/26  75 74
Targa Resources Partners, 5.50%, 3/1/30  165 158
Targa Resources Partners, 6.875%, 1/15/29  79 80
TransCanada PipeLines, 6.203%, 3/9/26  275 274
Transcontinental Gas Pipe Line, 3.95%,
5/15/50  345 257
Transcontinental Gas Pipe Line, 4.60%,
3/15/48  40 33
Var Energi, 7.50%, 1/15/28  (1) 500 519
Western Midstream Operating, 4.05%,
2/1/30  120 107
2,956
Industrial Other 0.4%
Booz Allen Hamilton, 5.95%, 8/4/33  75 76
Jacobs Engineering Group, 6.35%, 8/18/28  125 127
203
Technology 1.2%
Equifax, 5.10%, 12/15/27  185 183
Micron Technology, 6.75%, 11/1/29  215 223
Workday, 3.80%, 4/1/32  275 244
650
Transportation 1.2%
Canadian Pacific Railway, 3.50%, 5/1/50  375 276
ERAC USA Finance, 4.90%, 5/1/33  (1) 170 165
Transurban Finance, 2.45%, 3/16/31  (1) 300 242
683
Total Industrial 22,406
UTILITY 10.3%
Electric 9.6%
AEP Texas, 4.70%, 5/15/32  180 169
AES, 1.375%, 1/15/26  310 279
AES, 5.45%, 6/1/28  305 299
American Electric Power, 5.95%, 11/1/32  75 77
Baltimore Gas & Electric, 5.40%, 6/1/53  90 89
Duke Energy, 5.00%, 8/15/52  485 425
Edison International, 4.70%, 8/15/25  190 185
EDP Finance, 6.30%, 10/11/27  (1) 200 205
Exelon, 3.35%, 3/15/32  139 119
Exelon, 5.60%, 3/15/53  510 489
Georgia Power, 4.70%, 5/15/32  305 290
Georgia Power, 4.95%, 5/17/33  205 198
Indiana Michigan Power, 5.625%, 4/1/53  15 15
New York State Electric & Gas, 5.85%,
8/15/33  (1) 120 122
NextEra Energy Capital Holdings, 3.00%,
1/15/52  420 266
NextEra Energy Capital Holdings, 5.749%,
9/1/25  130 130
Pacific Gas & Electric, 2.95%, 3/1/26  555 512
Pacific Gas & Electric, 6.70%, 4/1/53  100 97
Public Service of Oklahoma, 5.25%,
1/15/33  270 264
Southern, 5.113%, 8/1/27  155 153
Southern California Edison, 3.45%, 2/1/52  105 72
Southern California Edison, Series 20A,
2.95%, 2/1/51  330 208
Par/Shares $ Value
(Amounts in 000s)
Vistra Operations, 5.125%, 5/13/25  (1) 530 515
Xcel Energy, 4.60%, 6/1/32  80 75
5,253
Natural Gas 0.7%
Boston Gas, 6.119%, 7/20/53  (1) 100 99
NiSource, 5.40%, 6/30/33  85 84
Sempra, 3.70%, 4/1/29  215 196
379
Total Utility 5,632
Total Corporate Bonds
(Cost $55,477) 51,123
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.2%
Owned No Guarantee 1.2%
Electricite de France, 5.70%, 5/23/28  (1) 200 200
NBN, 2.625%, 5/5/31  (1) 575 477
Total Foreign Government Obligations &
Municipalities
(Cost $775) 677
MUNICIPAL SECURITIES 0.2%
Colorado 0.2%
Colorado HFA, Covenant Living Community,
Series B, 2.80%, 12/1/26  145 136
Total Municipal Securities
(Cost $145) 136
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 0.7%
U.S. Treasury Obligations 0.7%
U.S. Treasury Bonds, 2.00%, 11/15/41  (4) 555 388
Total U.S. Government Agency
Obligations (Excluding Mortgage-Backed)
(Cost $501) 388
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund,
5.40%  (5)(6) 1,084 1,084
Total Short-Term Investments
(Cost $1,084) 1,084
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of
America
Credit Default
Protection
Bought
(Relevant
Credit:
Markit CDX.
NA.IG-S40,
5 Year Index,
6/20/28),
Pay 1.00%
Quarterly,
Receive upon
credit default,
9/20/23 @
0.80%*  (7) 1 5,700 1
(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default
Protection
Bought
(Relevant
Credit:
Markit CDX.
NA.IG-S40,
5 Year Index,
6/20/28),
Pay 1.00%
Quarterly,
Receive upon
credit default,
10/18/23 @
0.90%*  (7) 1 5,400 1
Total Options Purchased (Cost $10) 2
Total Investments in Securities
97.3% of Net Assets
(Cost $57,992) $ 53,410
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $11,405 and represents
20.8% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) At August 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5) Seven-day yield
(6) Affiliated Companies
(7) Non-income producing
HFA Health Facility Authority
OTC Over-the-counter
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: JPMorgan Chase, A1*), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/24 * 885 9 2 7
BNP Paribas, Protection Sold (Relevant Credit: Morgan Stanley, A1*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/24 * 465 4 (2) 6
Total Bilateral Credit Default Swaps, Protection Sold — 13
Total Bilateral Swaps — 13
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: MetLife, A3*), Receive 1.00% Quarterly, Pay upon credit default, 6/20/28 * 69 1 (1) 2
Total Centrally Cleared Credit Default Swaps, Protection Sold 2
Total Centrally Cleared Swaps 2
Net payments (receipts) of variation margin to date (2)
Variation margin receivable (payable) on centrally cleared swaps $ —
* Credit ratings as of August 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 28 U.S. Treasury Long Bond contracts 12/23 3,407 $ 45
Short, 11 U.S. Treasury Notes five year contracts 12/23 (1,176) (8)
Short, 10 U.S. Treasury Notes ten year contracts 12/23 (1,110) (11)
Long, 27 U.S. Treasury Notes two year contracts 12/23 5,503 16
Short, 4 Ultra U.S. Treasury Bonds contracts 12/23 (518) (8)
Short, 15 Ultra U.S. Treasury Notes ten year contracts 12/23 (1,742) (21)
Net payments (receipts) of variation margin to date (9)
Variation margin receivable (payable) on open futures contracts $ 4
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended August 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ —# $ — $ 35+
Supplementary Investment Schedule
Affiliate
Value
02/28/23
Purchase
Cost
Sales
Cost
Value
08/31/23
T. Rowe Price Government Reserve Fund, 5.40% $ 994  ¤   ¤ $ 1,084^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $35 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $1,084.
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
August 31, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $57,992) $ 53,410
Receivable for investment securities sold 720
Interest receivable 651
Cash deposits on futures contracts 96
Unrealized gain on bilateral swaps 13
Variation margin receivable on futures contracts 4
Bilateral swap premiums paid 2
Total assets 54,896
Liabilities
Payable for investment securities purchased 23
Bilateral swap premiums received 2
Other liabilities 5
Total liabilities 30
NET ASSETS $ 54,866
Net Assets Consist of:
Total distributable earnings (loss) $ (25,390)
Paid-in capital applicable to 6,539,817 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 80,256
NET ASSETS $ 54,866
NET ASSET VALUE PER SHARE $ 8.39
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/23
Investment Income (Loss)
Income
    Interest $ 1,294
Dividend 35
Total income 1,329
Expenses
Custody 3
Interest and borrowing-related 1
Total expenses 4
Net investment income 1,325
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (1,809)
Futures (254)
Swaps (2)
Net realized loss (2,065)
Change in net unrealized gain / loss
Securities 1,747
Futures 29
Swaps (1)
Change in net unrealized gain / loss 1,775
Net realized and unrealized gain / loss (290)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 1,035
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/23
Year
Ended
2/28/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,325 $ 3,027
Net realized loss (2,065) (15,848)
Change in net unrealized gain / loss 1,775 (215)
Increase (decrease) in net assets from operations 1,035 (13,036)
Distributions to shareholders
Net earnings (1,332) (3,025)
Capital share transactions
*
Shares sold 511 4,915
Distributions reinvested 1,332 3,025
Shares redeemed (1,685) (69,325)
Increase (decrease) in net assets from capital share transactions 158 (61,385)
Net Assets
Decrease during period (139) (77,446)
Beginning of period 55,005 132,451
End of period $ 54,866 $ 55,005
*Share information (000s)
Shares sold 59 566
Distributions reinvested 156 348
Shares redeemed (198) (7,899)
Increase (decrease) in shares outstanding 17 (6,985)
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Multi-Sector Account Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940
(the 1940 Act). The Investment-Grade Corporate Multi-Sector Account Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation. The fund is available for investment only to institutional accounts managed by T. Rowe Price Associates, Inc., and is not available for direct purchase by members of the public. At a meeting held on July 24, 2023, the fund’s Board of Directors approved the closure and liquidation of the fund. In anticipation of the liquidation, the fund was closed to all new investors effective July 27, 2023 and the fund will be closed to all purchases from existing shareholders, other than shares purchased through the reinvestment of any dividends or capital gains, approximately one week prior to the date of liquidation (Liquidation Date). Prior to the Liquidation Date, the fund’s assets will be sold at the discretion of the fund’s portfolio management and the fund will cease to pursue its investment objective. The
Liquidation Date will be determined at a later date based on the amount of time needed to liquidate the fund’s assets, but the fund is expected to be liquidated no later than March 31, 2024. Shareholders may redeem their shares or exchange to another fund at any time prior to the Liquidation Date. After the Liquidation Date, the fund will be terminated and no longer be offered to shareholders for purchase.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic
848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021
which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank
Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued
ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended August 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of August 31, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 52,324 $ — $ 52,324
Short-Term Investments 1,084 — — 1,084
Options Purchased — 2 — 2
Total Securities 1,084 52,326 — 53,410
Swaps* — 15 — 15
Futures Contracts* 61 — — 61
Total $ 1,145 $ 52,341 $ — $ 53,486
Liabilities
Futures Contracts* $ 48 $ — $ — $ 48
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended
August 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 61
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps
,
Securities^ 17
^
,*
Total $ 78
^
,*
Liabilities
Interest rate derivatives Futures $ 48
Total $ 48
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ — $ (254) $ — $ (254)
Credit derivatives (5) — (2) (7)
Total $ (5) $ (254) $ (2) $ (261)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ 29 $ — $ 29
Credit derivatives (8) — (1) (9)
Total $ (8) $ 29 $ (1) $ 20
^ Options purchased are reported as securities.
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled.
ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted
in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of August 31,
2023, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of August 31, 2023, cash of $96,000 and securities valued at $58,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended August 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 22% and 29% of net assets.
Options   The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally,
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets;
trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended August 31, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 21% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities;
to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality.
As of August 31, 2023, the notional amount of protection sold by the fund totaled $1,419,000 (2.6% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended August 31, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 2% and 3% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $21,413,000 and
$23,017,000, respectively, for the six months ended August 31, 2023.
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2023, the fund had $18,337,000 of available capital loss carryforwards.
At August 31, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $58,119,000. Net unrealized loss aggregated $4,682,000 at period-end, of which $256,000 related to appreciated investments and $4,938,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). The investment management agreement between the fund and Price Associates provides for no investment management fee; however, the manager will earn fees from managing the institutional accounts invested in the fund. Further, the manager will be required to bear all expenses of the fund, including custody expense in excess of a specified custody fee limitation but excluding interest and borrowing-related charges; taxes; brokerage fees and commissions (including dealer markups and spreads), transfer taxes, and other charges incident to the purchase, sale, or lending of the fund’s portfolio securities and other holdings; and non-recurring, extraordinary expenses. The agreement provides that the fund will bear custody expense up to the custody fee limitation, equal to 0.01%
of the fund’s average daily net assets. Expenses of the fund paid by the manager are not subject to later repayment by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the six months ended August 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-
nominees to serve on the Board of all Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and
Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
Votes For Votes Withheld
Melody Bianchetto 20,134,135 –
Mark J. Parrell 20,134,135 –
Kellye L. Walker 20,134,135 –
Eric L. Veiel 20,134,135 –
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract)
between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023
(Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the
Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The
Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31,
2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The fund does not pay the Adviser a management fee for management of the fund, although the Adviser is compensated indirectly for its management of the fund through investment management fees it receives from institutional separately managed accounts that invest directly in the fund. Accordingly, the Board did not review information relating to revenues received by the Adviser under the Advisory Contract. The
Board did review information regarding benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board also received information on the estimated costs incurred and profits realized by the
Adviser and its affiliates from advising other T. Rowe Price funds and concluded that the Adviser’s profits were reasonable. Because the
Adviser does not receive a management fee from the fund, the Board did not review information regarding profits realized from managing the fund in particular or consider whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Adviser.
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers.
Fees and Expenses
The fund does not pay an investment management fee. Under the Advisory Contract, the Adviser pays all of the fund’s operating expenses other than interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses (subject to a limit on the fund’s custody expenses). The fund bears the costs associated with the custody of the fund’s assets, up to 0.01% of the fund’s average daily net assets, and any custody fees in excess of this amount are borne by the Adviser. Because the fund does not directly pay the
Adviser an investment management fee under the Advisory Contract, the Subadviser has agreed that the Adviser will not pay the Subadviser any fee in consideration for the services provided by the Subadviser to the fund. The Board was provided with information regarding overall industry trends in management fees and expenses and information regarding how the fund compares with other registered funds with similar expense structures that are also used as investment components within institutional accounts. On the basis of the information provided and the factors considered, the Board concluded that the terms of the Advisory Contract, including the custody fee cap, continued to be appropriate.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment prepared by the
LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E321-051 10/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Multi-Sector Account Portfolios, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 18, 2023